EQUITY (Details 1) - Warrant [Member]	6 Months Ended
Sep. 30, 2017 $ / shares shares
Warrants outstanding, Shares | shares	0
Granted, Shares | shares	207,210
Exercised, Shares | shares	0
Cancelled, Shares | shares	0
Warrants outstanding, Shares | shares	207,210
Warrants outstanding, Weighted Average Exercise Price | $ / shares	$ 0
Granted, Weighted Average Exercise Price | $ / shares	5.69
Exercised, Weighted Average Exercise Price | $ / shares	0
Cancelled, Weighted Average Exercise Price | $ / shares	0
Warrants outstanding, Weighted Average Exercise Price | $ / shares	$ 5.69